RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Payables to related parties	$ 287	$ 237
Key Management Personnel
Statement [Line Items]
Payables to related parties	34	35
Hunter Dickinson Services Inc.
Statement [Line Items]
Payables to related parties	$ 253	$ 202